CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 3,518,313	$ 5,995,872
Other receivables	393,843	374,678
Prepaid expenses and deposits	144,345	69,036
Finance receivables, net	3,018,151	3,432,340
Investments	20,868	1,202,349
Inventory	93,856	117,242
Digital assets	2,742,403	861,230
Total current assets	9,931,779	12,052,747
Non-current assets
Equipment, net	74,397	76,894
Long-term investments	2,224	2,224
Right-of-use asset, net	34,922	53,488
Intangible assets, net	4,830,147	4,933,871
Total assets	14,873,469	17,119,224
Current liabilities
Trade and other payables	2,356,902	4,362,068
Lease obligations	35,358	53,780
Warrants liability	2,841,137	212,002
Derivative liabilities	2,866,115	280,000
Deferred income	1,000,000	1,000,000
Notes payable	1,087,929	619,029
Convertible debentures	156,920	152,113
Total current liabilities	10,344,361	6,678,992
Total liabilities	10,344,361	6,678,992
SHAREHOLDERS’ EQUITY
Class A Multiple Voting Share capital	151,701	151,701
Class B Subordinate Voting Share capital	152,884,305	150,318,624
Warrants	1,379,181	1,997,759
Contributed surplus	31,957,689	31,072,543
Foreign exchange translation reserve	47,303	50,795
Accumulated deficit	(180,687,607)	(172,110,884)
Equity attributable to shareholders of the Company	5,732,572	11,480,538
Non-controlling interests	(1,203,464)	(1,040,306)
Shareholders equity	4,529,108	10,440,232
Total liabilities and shareholders’ equity	$ 14,873,469	$ 17,119,224